GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 2

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 2 (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lessor period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Capital Appreciation Fund — Class A

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A (1)

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Trust — Class FI

Legg Mason Partners Variable Equity Trust

ClearBridge Aggressive Growth Fund — Class FI

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities

December 31, 2023

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$—	$—	$99,071	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	99,071	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	4	—	—
Payable for units withdrawn	—	—	1	—	—
Total liabilities	—	—	5	—	—

Net assets	$—	$—	$99,066	$—	$—

Investments in securities at cost	$—	$—	$85,924	$—	$—
Shares outstanding	—	—	1,541	—	—

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$147,016	$200,953	$52,673	$13,963	$50,126
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	17	—	—	—
Total assets	147,016	200,970	52,673	13,963	50,126

Liabilities:
Accrued expenses payable to affiliate (note 4b)	6	9	2	1	2
Payable for units withdrawn	—	—	1	—	1
Total liabilities	6	9	3	1	3

Net assets	$147,010	$200,961	$52,670	$13,962	$50,123

Investments in securities at cost	$164,480	$203,840	$51,750	$13,397	$48,984
Shares outstanding	14,191	10,993	2,925	391	969

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2023

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund— Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$49,548	$20,962	$70,748	$—	$—	$1	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
49,548	20,962	70,748	—	—	1	—

2	1	3	—	—	—	—
1	—	1	—	—	1	—
3	1	4	—	—	1	—

$49,545	$20,961	$70,744	$—	$—	$—	$—

$48,563	$22,999	$73,813	$—	$—	$1	$—
1,854	233	2,590	—	—	1	—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$70,546	$—	$49,768	$4,775	$9,562	$78,246	$1
—	—	—	—	—	810	—
—	—	—	—	—	—	—
70,546	—	49,768	4,775	9,562	79,056	1

3	—	2	—	—	3	1
—	—	1	—	1	—	—
3	—	3	—	1	3	1

$70,543	$—	$49,765	$4,775	$9,561	$79,053	$—

$98,394	$—	$48,503	$3,995	$10,276	$78,598	$1
9,419	—	3,517	368	360	8,994	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2023

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

Assets:
Investments at fair value (note 2b)	$13,729	$5,618	$67,260	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	13,729	5,618	67,260	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	—	3	—	—
Payable for units withdrawn	—	—	—	—	—
Total liabilities	1	—	3	—	—

Net assets	$13,728	$5,618	$67,257	$—	$—

Investments in securities at cost	$15,617	$3,819	$57,806	$—	$—
Shares outstanding	2,615	213	3,938	—	—

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

Assets:
Investments at fair value (note 2b)	$1	$—	$79,157	$—	$79,296
Dividend receivable	—	—	368	—	379
Receivable for units sold	—	—	—	—	—
Total assets	1	—	79,525	—	79,675

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	—	4	—	3
Payable for units withdrawn	—	—	—	—	—
Total liabilities	1	—	4	—	3

Net assets	$—	$—	$79,521	$—	$79,672

Investments in securities at cost	$—	$—	$77,877	$—	$86,473
Shares outstanding	—	—	11,180	—	9,924

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2023

Fidelity Contrafund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI

$270,955	$316,986	$49,980	$111,329	$—	$67,294	$—
—	—	—	—	—	—	—
—	301	—	—	—	—	—
270,955	317,287	49,980	111,329	—	67,294	—

12	14	2	5	—	3	—
—	—	1	—	—	1	—
12	14	3	5	—	4	—

$270,943	$317,273	$49,977	$111,324	$—	$67,290	$—

$261,450	$264,631	$49,711	$123,726	$—	$58,991	$—
8,337	22,626	930	10,809	—	1,473	—

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

$249,302	$149,358	$339,103	$13,722	$—	$50,348	$4,792
543	499	968	—	—	—	—
—	—	—	—	—	—	—
249,845	149,857	340,071	13,722	—	50,348	4,792

10	6	15	1	—	3	—
—	—	—	—	—	1	—
10	6	15	1	—	4	—

$249,835	$149,851	$340,056	$13,721	$—	$50,344	$4,792

$250,884	$158,526	$375,800	$13,839	$—	$44,164	$4,322
16,642	16,235	39,203	676	—	1,288	144

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2023

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

Assets:
Investments at fair value (note 2b)	$88,310	$1	$115,800	$49,776	$73,892
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	88,310	1	115,800	49,776	73,892

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	1	5	2	2
Payable for units withdrawn	1	—	12	1	307
Total liabilities	5	1	17	3	309

Net assets	$88,305	$—	$115,783	$49,773	$73,583

Investments in securities at cost	$87,148	$1	$111,531	$48,732	$75,709
Shares outstanding	2,633	—	8,149	2,683	2,788

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2023

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$—	$1	$9,592	$—
—	—	—	—
—	—	—	—
—	1	9,592	—

—	1	—	—
—	—	1	—
—	1	1	—

$—	$—	$9,591	$—

$—	$1	$9,138	$—
—	—	502	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4a)	—	414	1,055	1,659	2,074
Net investment income (expense)	—	(414)	(1,055)	(1,659)	(2,074)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	11,563	1,209	17,693	(36,203)
Change in unrealized appreciation (depreciation)	—	(3,557)	17,478	17,501	78,874
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	—	8,006	18,687	35,194	42,671

Increase (decrease) in net assets from operations	$—	$7,592	$17,632	$33,535	$40,597

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$6,608	$2,290	$1,083	$—	$635
Mortality and expense risk and administrative charges (note 4a)	2,727	3,008	753	635	319
Net investment income (expense)	3,881	(718)	330	(635)	316

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(9,062)	(1,743)	(259)	(1,273)	(289)
Change in unrealized appreciation (depreciation)	7,254	21,789	5,328	17,624	1,142
Capital gain distributions	—	—	1,369	595	—
Net realized and unrealized gain (loss) on investments	(1,808)	20,046	6,438	16,946	853

Increase (decrease) in net assets from operations	$2,073	$19,328	$6,768	$16,311	$1,169

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$762	$—	$—	$52	$—
318	347	664	—	—	21	—
(318)	(347)	98	—	—	31	—

(194)	(1,332)	(571)	—	—	—	—
984	5,566	(1)	—	—	—	—
—	2,045	4,443	—	—	—	—
790	6,279	3,871	—	—	—	—

$472	$5,932	$3,969	$—	$—	$31	$—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$—	$38	$83	$6,872	$258
1,078	—	1,150	75	151	1,238	411
(1,078)	—	(1,150)	(37)	(68)	5,634	(153)

(7,776)	—	(6,090)	136	(454)	(330)	6,064
21,359	—	29,083	320	2,225	2,652	(3,287)
—	—	—	22	661	—	—
13,583	—	22,993	478	2,432	2,322	2,777

$12,505	$—	$21,843	$441	$2,364	$7,956	$2,624

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$83	$—	$—	$—
Mortality and expense risk and administrative charges (note 4a)	213	78	846	—	—
Net investment income (expense)	(213)	5	(846)	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(293)	263	653	—	—
Change in unrealized appreciation (depreciation)	1,880	731	15,269	—	—
Capital gain distributions	258	4	377	—	—
Net realized and unrealized gain (loss) on investments	1,845	998	16,299	—	—

Increase (decrease) in net assets from operations	$1,632	$1,003	$15,453	$—	$—

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$—	$1,935	$—	$4,494
Mortality and expense risk and administrative charges (note 4a)	—	—	532	—	1,237
Net investment income (expense)	—	—	1,403	—	3,257

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	(272)	—	(2,793)
Change in unrealized appreciation (depreciation)	—	—	1,281	—	7,604
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	—	—	1,009	—	4,811

Increase (decrease) in net assets from operations	$—	$—	$2,412	$—	$8,068

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Fidelity Contrafund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$506	$5,391	$415	$7,098	$—	$9	$—
2,000	4,907	319	3,541	—	846	—
(1,494)	484	96	3,557	—	(837)	—

(78)	4,309	(158)	(33,780)	—	1,876	—
14,718	28,242	269	37,988	—	10,656	—
12,571	—	1,799	—	—	5,287	—
27,211	32,551	1,910	4,208	—	17,819	—

$25,717	$33,035	$2,006	$7,765	$—	$16,982	$—

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$3,257	$5,835	$13,748	$—	$—	$208	$86
1,669	2,245	5,986	215	—	732	75
1,588	3,590	7,762	(215)	—	(524)	11

(3,322)	(2,559)	(20,657)	(909)	—	773	31
(1,582)	4,056	27,705	6,399	—	5,766	561
—	—	—	—	—	399	95
(4,904)	1,497	7,048	5,490	—	6,938	687

$(3,316)	$5,087	$14,810	$5,275	$—	$6,414	$698

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,468	$—	$1,425	$525	$3,848
Mortality and expense risk and administrative charges (note 4a)	1,185	—	1,207	319	976
Net investment income (expense)	283	—	218	206	2,872

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	35	—	(141)	(93)	350
Change in unrealized appreciation (depreciation)	2,067	—	7,307	1,044	3,655
Capital gain distributions	3,483	—	—	586	3,680
Net realized and unrealized gain (loss) on investments	5,585	—	7,166	1,537	7,685

Increase (decrease) in net assets from operations	$5,868	$—	$7,384	$1,743	$10,557

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$146	$—
—	—	150	—
—	—	(4)	—

—	—	159	—
—	—	773	—
—	—	—	—
—	—	932	—

$—	$—	$928	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Capital Appreciation Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$(414)	$260	$(1,055)	$(333)
Net realized gain (loss) on investments	—	(1)	11,563	256	1,209	98
Change in unrealized appreciation (depreciation) on investments	—	—	(3,557)	3,557	17,478	(4,332)
Capital gain distributions	—	—	—	—	—	407
Increase (decrease) in net assets from operations	—	(1)	7,592	4,073	17,632	(4,160)

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	(1,779)	(2,018)	(6,231)	(2,008)
Administrative expenses	—	—	(591)	(507)	(1,592)	(500)
Transfers between subaccounts (including fixed account), net	—	1	(54,059)	47,289	41,947	53,978
Increase (decrease) in net assets from capital transactions	—	1	(56,429)	44,764	34,124	51,470
Increase (decrease) in net assets	—	—	(48,837)	48,837	51,756	47,310
Net assets at beginning of year	—	—	48,837	—	47,310	—
Net assets at end of year	$—	$—	$—	$48,837	$99,066	$47,310

Change in units (note 5):
Units purchased	—	—	360	9,431	2,068	2,441
Units redeemed	—	—	(7,951)	(1,840)	(825)	(258)
Net increase (decrease) in units from capital transactions with contract owners	—	—	(7,591)	7,591	1,243	2,183

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(1,659)	$(62)	$(2,074)	$(1,294)	$(318)	$—	$(347)	$(393)	$98	$46
17,693	(1,189)	(36,203)	(15,901)	(194)	—	(1,332)	(942)	(571)	(362)
17,501	(15,251)	78,874	(50,435)	984	—	5,566	(11,543)	(1)	(3,064)
—	6,300	—	8,257	—	—	2,045	2,608	4,443	2,112
33,535	(10,202)	40,597	(59,373)	472	—	5,932	(10,270)	3,969	(1,268)

(7,200)	(9,635)	(9,004)	(28,022)	(2,205)	—	(2,310)	(2,111)	(4,524)	(1,535)
(2,362)	(2,291)	(2,954)	(5,115)	(494)	—	(572)	(573)	(1,062)	(446)
(215,682)	183,944	(269,173)	35,282	51,772	—	(3,327)	3,852	50,863	24,747
(225,244)	172,018	(281,131)	2,145	49,073	—	(6,209)	1,168	45,277	22,766
(191,709)	161,816	(240,534)	(57,228)	49,545	—	(277)	(9,102)	49,246	21,498
191,709	29,893	240,534	297,762	—	—	21,238	30,340	21,498	—
$—	$191,709	$—	$240,534	$49,545	$—	$20,961	$21,238	$70,744	$21,498

311	9,840	231	2,812	2,044	—	92	327	1,872	990
(9,920)	(1,400)	(10,025)	(2,540)	(163)	—	(387)	(272)	(312)	(182)
(9,609)	8,440	(9,794)	272	1,881	—	(295)	55	1,560	808

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$31	$173
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	31	173

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	—	(84,615)	(6,092)
Administrative expenses	—	—	—	—	—	(628)
Transfers between subaccounts (including fixed account), net	—	—	—	—	7,059	84,072
Increase (decrease) in net assets from capital transactions	—	—	—	—	(77,556)	77,352
Increase (decrease) in net assets	—	—	—	—	(77,525)	77,525
Net assets at beginning of year	—	—	—	—	77,525	—
Net assets at end of year	$—	$—	$—	$—	$—	$77,525

Change in units (note 5):
Units purchased	—	—	—	—	782	9,588
Units redeemed	—	—	—	—	(9,602)	(768)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	(8,820)	8,820

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation-Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$—	$3,881	$9,182	$(718)	$(3,195)	$330	$353	$(635)	$(883)
—	—	(9,062)	(1,606)	(1,743)	(1,204)	(259)	(393)	(1,273)	(2,490)
—	—	7,254	(30,350)	21,789	(48,050)	5,328	(4,405)	17,624	(19,598)
—	—	—	—	—	10,934	1,369	4,698	595	—
—	—	2,073	(22,774)	19,328	(41,515)	6,768	253	16,311	(22,971)

—	—	(16,511)	(14,571)	(5,535)	(5,747)	(4,830)	(2,017)	(2,177)	(5,038)
—	—	(4,160)	(3,203)	(4,083)	(4,006)	(1,109)	(504)	(834)	(1,158)
—	—	(38,338)	137,525	2,982	(5,843)	3,411	50,698	(59,190)	25,956
—	—	(59,009)	119,751	(6,636)	(15,596)	(2,528)	48,177	(62,201)	19,760
—	—	(56,936)	96,977	12,692	(57,111)	4,240	48,430	(45,890)	(3,211)
—	—	203,946	106,969	188,269	245,380	48,430	—	59,852	63,063
$—	$—	$147,010	$203,946	$200,961	$188,269	$52,670	$48,430	$13,962	$59,852

—	—	2,158	13,981	728	825	432	2,583	89	1,642
—	—	(7,466)	(3,875)	(1,195)	(1,880)	(537)	(325)	(2,738)	(655)
—	—	(5,308)	10,106	(467)	(1,055)	(105)	2,258	(2,649)	987

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$316	$—	$(1,078)	$(1,438)	$—	$(2,227)
Net realized gain (loss) on investments	(289)	—	(7,776)	(36,903)	—	(108,004)
Change in unrealized appreciation (depreciation) on investments	1,142	—	21,359	(13,541)	—	(5,864)
Capital gain distributions	—	—	—	7,152	—	9,308
Increase (decrease) in net assets from operations	1,169	—	12,505	(44,730)	—	(106,787)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(2,199)	—	(725)	(3,368)	—	(16,673)
Administrative expenses	(493)	—	(1,258)	(1,606)	—	(2,755)
Transfers between subaccounts (including fixed account), net	51,646	—	(2,076)	(17,624)	—	(199,755)
Increase (decrease) in net assets from capital transactions	48,954	—	(4,059)	(22,598)	—	(219,183)
Increase (decrease) in net assets	50,123	—	8,446	(67,328)	—	(325,970)
Net assets at beginning of year	—	—	62,097	129,425	—	325,970
Net assets at end of year	$50,123	$—	$70,543	$62,097	$—	$—

Change in units (note 5):
Units purchased	3,980	—	443	1,476	—	6,975
Units redeemed	(424)	—	(608)	(2,607)	—	(33,047)
Net increase (decrease) in units from capital transactions with contract owners	3,556	—	(165)	(1,131)	—	(26,072)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(1,150)	$(989)	$(37)	$(57)	$(68)	$(18)	$5,634	$2,292	$(153)	$(141)
(6,090)	(5,490)	136	266	(454)	(360)	(330)	(819)	6,064	2,290
29,083	(18,066)	320	(1,078)	2,225	(2,294)	2,652	(2,748)	(3,287)	(3,276)
—	6,438	22	252	661	515	—	—	—	1,454
21,843	(18,107)	441	(617)	2,364	(2,157)	7,956	(1,275)	2,624	327

(5,823)	(6,619)	(363)	(362)	(725)	(726)	(10,105)	(7,659)	(1,778)	(3,615)
(1,681)	(1,417)	(92)	(94)	(184)	(188)	(1,908)	(1,383)	(583)	(789)
(60,029)	76,085	194	(631)	(1,112)	(191)	(324)	44,222	(48,713)	22,396
(67,533)	68,049	(261)	(1,087)	(2,021)	(1,105)	(12,337)	35,180	(51,074)	17,992
(45,690)	49,942	180	(1,704)	343	(3,262)	(4,381)	33,905	(48,450)	18,319
95,455	45,513	4,595	6,299	9,218	12,480	83,434	49,529	48,450	30,131
$49,765	$95,455	$4,775	$4,595	$9,561	$9,218	$79,053	$83,434	$—	$48,450

241	4,463	31	17	33	51	620	4,827	228	1,696
(3,398)	(920)	(39)	(62)	(128)	(100)	(1,500)	(2,112)	(2,623)	(727)
(3,157)	3,543	(8)	(45)	(95)	(49)	(880)	2,715	(2,395)	969

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(213)	$(219)	$5	$(26)	$(846)	$(546)
Net realized gain (loss) on investments	(293)	(383)	263	239	653	(261)
Change in unrealized appreciation (depreciation) on investments	1,880	(4,685)	731	(1,795)	15,269	(9,168)
Capital gain distributions	258	—	4	223	377	1,050
Increase (decrease) in net assets from operations	1,632	(5,287)	1,003	(1,359)	15,453	(8,925)

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	(296)	(360)	(4,560)	(3,613)
Administrative expenses	(240)	(228)	(128)	(127)	(1,267)	(779)
Transfers between subaccounts (including fixed account), net	133	1,348	(374)	260	10,087	31,137
Increase (decrease) in net assets from capital transactions	(107)	1,120	(798)	(227)	4,260	26,745
Increase (decrease) in net assets	1,525	(4,167)	205	(1,586)	19,713	17,820
Net assets at beginning of year	12,203	16,370	5,413	6,999	47,544	29,724
Net assets at end of year	$13,728	$12,203	$5,618	$5,413	$67,257	$47,544

Change in units (note 5):
Units purchased	50	114	4	22	528	1,121
Units redeemed	(52)	(68)	(38)	(33)	(435)	(310)
Net increase (decrease) in units from capital transactions with contract owners	(2)	46	(34)	(11)	93	811

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Fidelity Advisor Series I (continued)		Fidelity Advisor Series II		Fidelity Contrafund		Franklin Fund Allocator Series		Franklin Value Investors Trust

Fidelity Advisor® Leveraged Company Stock Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A		Fidelity Advisor® New Insights Fund — Class A		Franklin Global Allocation Fund — Class A		Franklin Small Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$(135)	$—	$—	$(1,494)	$(559)	$484	$8,443	$96	$—
—	688	—	—	(78)	(5,333)	4,309	4,882	(158)	—
—	(3,376)	—	—	14,718	(14,713)	28,242	(63,071)	269	—
—	—	—	—	12,571	3,585	—	—	1,799	—
—	(2,823)	—	—	25,717	(17,020)	33,035	(49,746)	2,006	—

—	(581)	—	—	(11,593)	(2,328)	(15,744)	(16,652)	(2,199)	—
—	(128)	—	—	(2,904)	(752)	(7,760)	(7,707)	(494)	—
—	(26,808)	—	—	234,656	(18,605)	(4,212)	1,372	50,664	—
—	(27,517)	—	—	220,159	(21,685)	(27,716)	(22,987)	47,971	—
—	(30,340)	—	—	245,876	(38,705)	5,319	(72,733)	49,977	—
—	30,340	—	—	25,067	63,772	311,954	384,687	—	—
$—	$—	$—	$—	$270,943	$25,067	$317,273	$311,954	$49,977	$—

—	38	—	—	8,217	298	356	597	2,208	—
—	(1,320)	—	—	(1,043)	(1,124)	(2,282)	(2,197)	(245)	—
—	(1,282)	—	—	7,174	(826)	(1,926)	(1,600)	1,963	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	JPMorgan Trust II				Janus Investment Fund

	JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A		Janus Henderson Forty Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,557	$2,733	$—	$—	$(837)	$(334)
Net realized gain (loss) on investments	(33,780)	(15,328)	—	—	1,876	126
Change in unrealized appreciation (depreciation) on investments	37,988	(45,015)	—	—	10,656	(2,353)
Capital gain distributions	—	19	—	—	5,287	28
Increase (decrease) in net assets from operations	7,765	(57,591)	—	—	16,982	(2,533)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(21,286)	(41,902)	—	—	(4,572)	(2,002)
Administrative expenses	(5,407)	(7,633)	—	—	(1,267)	(501)
Transfers between subaccounts (including fixed account), net	(194,958)	5,269	—	—	8,565	52,618
Increase (decrease) in net assets from capital transactions	(221,651)	(44,266)	—	—	2,726	50,115
Increase (decrease) in net assets	(213,886)	(101,857)	—	—	19,708	47,582
Net assets at beginning of year	325,210	427,067	—	—	47,582	—
Net assets at end of year	$111,324	$325,210	$—	$—	$67,290	$47,582

Change in units (note 5):
Units purchased	2,751	6,913	—	—	615	2,224
Units redeemed	(21,075)	(10,459)	—	—	(559)	(285)
Net increase (decrease) in units from capital transactions with contract owners	(18,324)	(3,546)	—	—	56	1,939

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.

ClearBridge Value Trust — Class FI		ClearBridge Aggressive Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$—	$—	$—	$(326)	$—	$7	$1,403	$573	$—	$—
—	—	—	(20,140)	—	3,430	(272)	(6,368)	—	—
—	—	—	10,454	—	(7,433)	1,281	718	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	(10,012)	—	(3,996)	2,412	(5,077)	—	—

—	—	—	(2,650)	—	(1,593)	(7,092)	(2,124)	—	—
—	—	—	(424)	—	(280)	(826)	(420)	—	—
—	—	—	(33,428)	—	(24,246)	85,027	(35,955)	—	—
—	—	—	(36,502)	—	(26,119)	77,109	(38,499)	—	—
—	—	—	(46,514)	—	(30,115)	79,521	(43,576)	—	—
—	—	—	46,514	—	30,115	—	43,576	—	—
$—	$—	$—	$—	$—	$—	$79,521	$—	$—	$—

—	—	—	272	—	62	5,281	107	—	—
—	—	—	(1,976)	—	(1,391)	(634)	(2,407)	—	—
—	—	—	(1,704)	—	(1,329)	4,647	(2,300)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	PIMCO Funds

	PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,257	$3,656	$1,588	$602	$3,590	$192
Net realized gain (loss) on investments	(2,793)	(7,641)	(3,322)	(115,204)	(2,559)	(10,232)
Change in unrealized appreciation (depreciation) on investments	7,604	(15,542)	(1,582)	42,361	4,056	(8,699)
Capital gain distributions	—	1,587	—	—	—	—
Increase (decrease) in net assets from operations	8,068	(17,940)	(3,316)	(72,241)	5,087	(18,739)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(10,073)	(12,999)	(22,586)	(18,306)	(14,173)	(21,353)
Administrative expenses	(1,905)	(2,429)	(2,561)	(3,775)	(3,635)	(4,951)
Transfers between subaccounts (including fixed account), net	1,235	(42,358)	278,298	(287,157)	6,245	(121,151)
Increase (decrease) in net assets from capital transactions	(10,743)	(57,786)	253,151	(309,238)	(11,563)	(147,455)
Increase (decrease) in net assets	(2,675)	(75,726)	249,835	(381,479)	(6,476)	(166,194)
Net assets at beginning of year	82,347	158,073	—	381,479	156,327	322,521
Net assets at end of year	$79,672	$82,347	$249,835	$—	$149,851	$156,327

Change in units (note 5):
Units purchased	385	405	21,633	2,782	1,620	1,781
Units redeemed	(1,035)	(3,920)	(2,986)	(22,920)	(2,736)	(15,809)
Net increase (decrease) in units from capital transactions with contract owners	(650)	(3,515)	18,647	(20,138)	(1,116)	(14,028)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)		Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund

PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Capital Opportunities Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$7,762	$9,457	$(215)	$(428)	$—	$—	$(524)	$(313)	$11	$(27)
(20,657)	(15,213)	(909)	(11,088)	—	—	773	(226)	31	143
27,705	(57,331)	6,399	(5,723)	—	—	5,766	(3,914)	561	(1,233)
—	—	—	—	—	—	399	—	95	333
14,810	(63,087)	5,275	(17,239)	—	—	6,414	(4,453)	698	(784)

(38,213)	(36,783)	—	(1,353)	—	—	(3,990)	(3,540)	(363)	(361)
(8,871)	(7,736)	(244)	(499)	—	—	(1,081)	(781)	(92)	(94)
(48,683)	177,071	(3,123)	(14,856)	—	—	13	27,442	(28)	(457)
(95,767)	132,552	(3,367)	(16,708)	—	—	(5,058)	23,121	(483)	(912)
(80,957)	69,465	1,908	(33,947)	—	—	1,356	18,668	215	(1,696)
421,013	351,548	11,813	45,760	—	—	48,988	30,320	4,577	6,273
$340,056	$421,013	$13,721	$11,813	$—	$—	$50,344	$48,988	$4,792	$4,577

3,810	19,917	71	1,907	—	—	502	3,317	8	6
(11,562)	(9,732)	(534)	(4,505)	—	—	(896)	(1,219)	(25)	(37)
(7,752)	10,185	(463)	(2,598)	—	—	(394)	2,098	(17)	(31)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios

	T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$283	$201	$—	$(343)	$218	$835
Net realized gain (loss) on investments	35	1,741	—	(13,001)	(141)	83
Change in unrealized appreciation (depreciation) on investments	2,067	(7,077)	—	(2,440)	7,307	(17,245)
Capital gain distributions	3,483	2,968	—	—	—	—
Increase (decrease) in net assets from operations	5,868	(2,167)	—	(15,784)	7,384	(16,327)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(6,835)	(5,131)	—	(2,157)	(3,432)	(1,568)
Administrative expenses	(1,818)	(1,229)	—	(395)	(1,940)	(1,389)
Transfers between subaccounts (including fixed account), net	21,300	48,276	—	(41,441)	50,798	5,976
Increase (decrease) in net assets from capital transactions	12,647	41,916	—	(43,993)	45,426	3,019
Increase (decrease) in net assets	18,515	39,749	—	(59,777)	52,810	(13,308)
Net assets at beginning of year	69,790	30,041	—	59,777	62,973	76,281
Net assets at end of year	$88,305	$69,790	$—	$—	$115,783	$62,973

Change in units (note 5):
Units purchased	1,161	2,693	—	297	4,004	509
Units redeemed	(618)	(830)	—	(1,626)	(621)	(308)
Net increase (decrease) in units from capital transactions with contract owners	543	1,863	—	(1,329)	3,383	201

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

The AB Portfolios (continued)		The Advisors’ Inner Circle Fund III		Thornburg Investment Trust				Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A		Virtus NFJ International Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$206	$—	$2,872	$1,473	$—	$—	$—	$(210)	$(4)	$16
(93)	—	350	118	—	(1)	—	(21,080)	159	135
1,044	—	3,655	(6,459)	—	—	—	11,586	773	(2,521)
586	—	3,680	5,110	—	—	—	—	—	—
1,743	—	10,557	242	—	(1)	—	(9,704)	928	(2,370)

(2,213)	—	(417)	(588)	—	—	—	(1,608)	(725)	(724)
(495)	—	(1,572)	(1,522)	—	—	—	(276)	(184)	(189)
50,738	—	(4,557)	(9,798)	—	1	—	(18,604)	440	(172)
48,030	—	(6,546)	(11,908)	—	1	—	(20,488)	(469)	(1,085)
49,773	—	4,011	(11,666)	—	—	—	(30,192)	459	(3,455)
—	—	69,572	81,238	—	—	—	30,192	9,132	12,587
$49,773	$—	$73,583	$69,572	$—	$—	$—	$—	$9,591	$9,132

3,009	—	241	41	—	—	—	360	216	271
(200)	—	(579)	(743)	—	—	—	(1,448)	(256)	(388)
2,809	—	(338)	(702)	—	—	—	(1,088)	(40)	(117)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Virtus Investment Trust (continued)

	Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$(1,043)
Net realized gain (loss) on investments	—	20,639
Change in unrealized appreciation (depreciation) on investments	—	(49,798)
Capital gain distributions	—	—
Increase (decrease) in net assets from operations	—	(30,202)

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	(17,496)
Administrative expenses	—	(2,539)
Transfers between subaccounts (including fixed account), net	—	(241,731)
Increase (decrease) in net assets from capital transactions	—	(261,766)
Increase (decrease) in net assets	—	(291,968)
Net assets at beginning of year	—	291,968
Net assets at end of year	$—	$—

Change in units (note 5):
Units purchased	—	341
Units redeemed	—	(14,256)
Net increase (decrease) in units from capital transactions with contract owners	—	(13,915)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life of New York VA Separate Account 2 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover its liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio name was changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Allspring Funds Trust — Allspring Classic Value Fund — Class A	Allspring Funds Trust — Allspring Special Large Cap Value Fund — Class A	April 29, 2022

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY,

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$—	$—
AB Trust
AB International Value Fund — Class A	2,509	59,423
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A	55,460	22,321
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	6,458	233,272
Invesco Main Street Fund® — Class A	5,919	289,085
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	53,136	4,378
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	3,964	8,475
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	59,173	9,352
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund — Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	7,347	84,644
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	—	—

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	$30,696	$85,833
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	12,884	20,255
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	12,150	12,993
Calamos Investment Trust
Calamos Growth Fund — Class A	2,437	64,612
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	55,142	5,868
Columbia Acorn Trust
Columbia Acorn Fund — Class A	8,708	13,845
Columbia Acorn International SelectSM — Class A	—	—
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	4,713	73,308
Columbia Select Mid Cap Value Fund — Class A	741	1,016
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	1,401	2,829
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	15,290	22,426
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	4,766	56,016
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	1,313	1,376
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	177	966
Fidelity Advisor® Equity Growth Fund — Class A	20,768	16,928
Fidelity Advisor® Leveraged Company Stock Fund — Class A	—	—
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	—	—
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	264,811	33,565
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	10,358	37,891
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	56,051	6,181
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	40,581	258,660
JPMorgan Investor Growth & Income Fund — Class A	—	—
Janus Investment Fund
Janus Henderson Forty Fund — Class A	24,534	17,300
Legg Mason Global Asset Management Trust
ClearBridge Value Trust — Class FI	—	—
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI	—	—
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	—	—

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	$88,984	$10,836
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	—	—
PIMCO Funds
PIMCO High Yield Fund — Class A	10,923	18,404
PIMCO Long-Term U.S. Government Fund — Class A	292,888	38,682
PIMCO Low Duration Fund — Class A	22,811	30,873
PIMCO Total Return Fund — Class A	61,684	149,138
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	440	4,022
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	—	—
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	6,669	11,909
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	420	798
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	31,551	15,147
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	—	—
The AB Portfolios
AB All Market Total Return Portfolio — Class A	55,044	9,385
AB Wealth Appreciation Strategy — Class A	52,474	3,649
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	11,971	11,659
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	—	—
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	1,769	2,242
Virtus NFJ Large-Cap Value Fund — Class A	—	—

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract. During the period of January 1, 2022 to December 31, 2023, there were no premiums received.

Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available – one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”), the other class which assesses a sales charge upon surrender of

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2023, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2023, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2023, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2023 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2023 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2023 and 2022 are reflected in the Statements of Changes in Net Assets.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range based upon product grouping. Expenses are a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2023	1.35% to 1.70%	—	36.83 to 34.84	—	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	—	31.68 to 30.08	—	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	—	52.73 to 50.24	—	0.00%	7.86% to 7.47%
2020	1.35% to 1.70%	1,282	48.89 to 46.75	62	0.00%	51.52% to 50.98%
2019	1.35% to 1.70%	—	32.26 to 30.96	—	0.00%	33.94% to 33.46%
AB Trust
AB International Value Fund — Class A
2023	1.35% to 1.70%	—	7.45 to 7.05	—	0.00%	13.34% to 12.94%
2022	1.35% to 1.70%	7,591	6.57 to 6.24	49	1.18%	(12.01)% to (12.32)%
2021	1.35% to 1.70%	—	7.47 to 7.12	—	0.00%	9.27% to 8.88%
2020	1.35% to 1.70%	—	6.84 to 6.54	—	0.00%	0.64% to 0.28%
2019	1.35% to 1.70%	13,460	6.79 to 6.52	90	1.08%	14.91% to 14.50%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A
2023	1.35% to 1.70%	3,426	29.60 to 28.01	99	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	2,183	22.14 to 21.02	47	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
2020	1.35% to 1.70%	—	26.99 to 25.81	—	0.00%	34.45% to 33.97%
2019	1.35% to 1.70%	5,596	20.07 to 19.26	111	0.00%	34.23% to 33.75%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2023	1.35% to 1.70%	—	24.75 to 23.41	—	0.00%	21.38% to 20.95%
2022	1.35% to 1.70%	9,609	20.39 to 19.36	192	1.42%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	1,169	26.07 to 24.84	30	0.32%	25.68% to 25.23%
2020	1.35% to 1.70%	—	20.74 to 19.83	—	0.00%	11.97% to 11.57%
2019	1.35% to 1.70%	—	18.52 to 17.78	—	0.00%	27.26% to 26.81%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco Main Street Fund® — Class A
2023	1.35% to 1.70%	—	30.47 to 28.83	—	0.00%	21.41% to 20.98%
2022	1.35% to 1.70%	9,794	25.10 to 23.83	241	0.99%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	9,522	31.87 to 30.37	298	0.53%	25.88% to 25.43%
2020	1.35% to 1.70%	—	25.32 to 24.21	—	0.00%	12.82% to 12.42%
2019	1.35% to 1.70%	20,457	22.44 to 21.53	454	0.82%	30.16% to 29.70%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2023	1.35% to 1.70%	1,881	26.97 to 25.52	50	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	—	23.88 to 22.67	—	0.00%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	—	28.26 to 26.93	—	0.00%	21.36% to 20.93%
2020	1.35% to 1.70%	3,749	23.28 to 22.27	86	0.00%	7.66% to 7.28%
2019	1.35% to 1.70%	7,538	21.63 to 20.76	161	0.00%	30.36% to 29.90%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2023	1.65% to 1.65%	882	23.82 to 23.82	21	0.00%	31.83% to 31.83%
2022	1.65% to 1.65%	1,177	18.07 to 18.07	21	0.00%	(33.26)% to (33.26)%
2021	1.65% to 1.65%	1,122	27.07 to 27.07	30	0.00%	13.46% to 13.46%
2020	1.35% to 1.70%	4,392	24.79 to 23.71	107	0.00%	25.90% to 25.45%
2019	1.35% to 1.70%	3,672	19.69 to 18.90	71	0.52%	29.79% to 29.33%
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2023	1.35% to 1.70%	2,368	30.80 to 29.14	71	1.27%	10.73% to 10.34%
2022	1.65% to 1.65%	808	26.61 to 26.61	21	1.37%	(0.85)% to (0.85)%
2021	1.35% to 1.70%	—	27.97 to 26.65	—	0.00%	31.52% to 31.05%
2020	1.35% to 1.70%	—	21.26 to 20.33	—	0.00%	(2.13)% to (2.47)%
2019	1.35% to 1.70%	—	21.73 to 20.85	—	0.00%	23.65% to 23.21%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A
2023	1.35% to 1.70%	—	45.23 to 43.12	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22% to (19.51)%
2021	1.35% to 1.70%	—	45.07 to 43.27	—	0.00%	28.66% to 28.21%
2020	1.35% to 1.70%	—	35.03 to 33.75	—	0.00%	14.44% to 14.04%
2019	1.35% to 1.70%	—	30.61 to 29.60	—	0.00%	26.91% to 26.46%
Allspring Special Large Cap Value Fund — Class A
2023	1.35% to 1.70%	—	33.09 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.04 to 30.77	—	0.00%	22.09% to 21.66%
2020	1.35% to 1.70%	—	26.25 to 25.29	—	0.00%	(0.30)% to (0.66)%
2019	1.35% to 1.70%	—	26.33 to 25.46	—	0.00%	30.60% to 30.14%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Allspring Treasury Plus Money Market Fund — Class A
2023	1.35% to 1.70%	—	9.13 to 8.70	—	0.06%	3.19% to 2.83%
2022	1.40% to 1.40%	8,820	8.79 to 8.79	78	0.38%	(0.22)% to (0.22)%
2021	1.35% to 1.70%	—	8.86 to 8.50	—	0.00%	(1.34)% to (1.69)%
2020	1.35% to 1.70%	—	8.98 to 8.65	—	0.00%	(1.14)% to (1.49)%
2019	1.35% to 1.70%	—	9.08 to 8.78	—	0.14%	0.26% to (0.09)%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2023	1.35% to 1.70%	—	24.36 to 23.05	—	0.00%	2.25% to 1.88%
2022	1.35% to 1.70%	—	23.83 to 22.62	—	0.00%	(4.68)% to (5.02)%
2021	1.35% to 1.70%	—	25.00 to 23.82	—	0.82%	14.92% to 14.51%
2020	1.35% to 1.70%	2,858	21.75 to 20.80	61	1.24%	(0.53)% to (0.89)%
2019	1.35% to 1.70%	—	21.87 to 20.99	—	0.00%	22.13% to 21.70%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2023	1.35% to 1.70%	13,120	11.48 to 10.86	147	3.66%	1.43% to 1.07%
2022	1.35% to 1.70%	18,428	11.32 to 10.74	204	7.55%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	8,322	13.12 to 12.50	107	4.05%	4.69% to 4.32%
2020	1.35% to 1.70%	11,383	12.53 to 11.98	141	1.19%	8.55% to 8.16%
2019	1.35% to 1.70%	32,114	11.54 to 11.08	367	2.13%	6.05% to 5.68%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2023	1.35% to 1.65%	12,986	15.98 to 15.24	201	1.19%	10.83% to 10.50%
2022	1.35% to 1.65%	13,453	14.42 to 13.79	188	0.00%	(17.18)% to (17.43)%
2021	1.35% to 1.65%	14,508	17.41 to 16.70	245	0.95%	5.01% to 4.69%
2020	1.35% to 1.65%	15,825	16.57 to 15.95	256	0.46%	19.16% to 18.80%
2019	1.35% to 1.65%	19,103	13.91 to 13.43	260	1.15%	15.63% to 15.28%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2023	1.35% to 1.70%	2,153	25.06 to 23.71	53	2.17%	14.36% to 13.96%
2022	1.35% to 1.70%	2,258	21.91 to 20.81	48	1.36%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	—	23.35 to 22.25	—	0.00%	20.59% to 20.17%
2020	1.35% to 1.70%	—	19.36 to 18.51	—	0.00%	1.59% to 1.23%
2019	1.35% to 1.70%	—	19.06 to 18.29	—	0.00%	22.19% to 21.76%
Calamos Investment Trust
Calamos Growth Fund — Class A
2023	1.65% to 1.65%	562	24.76 to 24.76	14	0.00%	35.31% to 35.31%
2022	1.35% to 1.70%	3,211	19.13 to 18.16	60	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	2,224	29.09 to 27.72	63	0.00%	21.61% to 21.18%
2020	1.35% to 1.65%	3,707	23.92 to 23.02	87	0.00%	31.13% to 30.73%
2019	1.35% to 1.65%	4,373	18.24 to 17.61	79	0.00%	29.34% to 28.95%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc — Class A
2023	1.35% to 1.70%	3,556	14.43 to 13.65	50	1.33%	8.93% to 8.54%
2022	1.35% to 1.70%	—	13.25 to 12.58	—	0.00%	(26.32)% to (26.58)%
2021	1.35% to 1.70%	—	17.98 to 17.13	—	1.79%	24.67% to 24.23%
2020	1.35% to 1.70%	4,351	14.42 to 13.79	62	2.27%	(3.97)% to (4.31)%
2019	1.35% to 1.70%	4,654	15.02 to 14.41	69	4.04%	22.70% to 22.26%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2023	1.65% to 1.65%	3,135	22.51 to 22.51	71	0.00%	19.59% to 19.59%
2022	1.65% to 1.65%	3,300	18.82 to 18.82	62	0.00%	(35.10)% to (35.10)%
2021	1.35% to 1.70%	4,431	30.22 to 28.80	129	0.95%	7.32% to 6.94%
2020	1.35% to 1.65%	3,823	28.16 to 27.10	105	0.00%	27.44% to 27.05%
2019	1.35% to 1.65%	4,217	22.10 to 21.33	91	0.00%	24.51% to 24.13%
Columbia Acorn International SelectSM — Class A
2023	1.35% to 1.70%	—	9.10 to 8.99	—	0.00%	16.54% to 16.12%
2022	1.35% to 1.70%	—	7.81 to 7.74	—	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	26,072	12.53 to 12.46	326	0.72%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	7,752	11.49 to 11.48	89	0.00%	14.92% to 14.76%
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2023	1.35% to 1.70%	2,133	23.58 to 22.98	50	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	5,290	18.21 to 17.81	95	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	1,747	26.25 to 25.77	46	0.00%	17.47% to 17.05%
2020	1.35% to 1.70%	—	22.34 to 22.01	—	0.00%	38.60% to 38.11%
2019	1.35% to 1.70%	—	16.12 to 15.94	—	0.00%	34.10% to 33.63%
Columbia Select Mid Cap Value Fund — Class A
2023	1.65% to 1.65%	193	24.96 to 24.96	5	0.85%	8.44% to 8.44%
2022	1.65% to 1.65%	201	23.02 to 23.02	5	0.55%	(10.94)% to (10.94)%
2021	1.65% to 1.65%	246	25.84 to 25.84	6	0.30%	29.78% to 29.78%
2020	1.65% to 1.65%	310	19.91 to 19.91	6	0.94%	4.72% to 4.72%
2019	1.35% to 1.70%	4,005	19.70 to 18.90	78	0.92%	29.53% to 29.07%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2023	1.65% to 1.65%	406	23.56 to 23.56	10	0.92%	27.86% to 27.86%
2022	1.65% to 1.65%	501	18.42 to 18.42	9	1.48%	(18.83)% to (18.83)%
2021	1.65% to 1.65%	550	22.70 to 22.70	12	0.14%	10.65% to 10.65%
2020	1.35% to 1.65%	1,779	21.31 to 20.51	37	0.50%	9.91% to 9.57%
2019	1.35% to 1.65%	2,800	19.39 to 18.72	54	1.55%	29.14% to 28.75%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2023	1.35% to 1.70%	5,423	14.93 to 14.12	79	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	6,303	13.53 to 12.85	83	5.05%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	3,588	14.08 to 13.42	50	3.08%	2.61% to 2.25%
2020	1.35% to 1.70%	7,676	13.72 to 13.12	104	3.59%	0.78% to 0.42%
2019	1.35% to 1.70%	19,704	13.62 to 13.07	265	4.59%	5.40% to 5.02%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2023	1.35% to 1.70%	2	22.02 to 20.83	—	0.53%	6.46% to 6.09%
2022	1.35% to 1.70%	2,395	20.68 to 19.64	48	1.11%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	1,426	21.56 to 20.55	30	0.97%	22.62% to 22.18%
2020	1.35% to 1.70%	3,556	17.59 to 16.82	62	1.35%	0.90% to 0.54%
2019	1.35% to 1.70%	6,391	17.43 to 16.73	110	1.27%	28.04% to 27.58%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2023	1.65% to 1.65%	581	23.64 to 23.64	14	0.00%	13.02% to 13.02%
2022	1.65% to 1.65%	583	20.92 to 20.92	12	0.00%	(31.39)% to (31.39)%
2021	1.65% to 1.65%	537	30.49 to 30.49	16	0.00%	0.72% to 0.72%
2020	1.35% to 1.70%	2,439	31.45 to 30.08	75	0.00%	26.85% to 26.40%
2019	1.65% to 1.65%	542	23.94 to 23.94	13	0.00%	30.75% to 30.75%
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A
2023	1.40% to 1.40%	224	25.11 to 25.11	6	1.48%	19.52% to 19.52%
2022	1.40% to 1.40%	258	21.01 to 21.01	5	0.97%	(19.59)% to (19.59)%
2021	1.40% to 1.40%	269	26.13 to 26.13	7	0.39%	16.25% to 16.25%
2020	1.40% to 1.40%	1,927	22.48 to 22.48	43	1.07%	20.40% to 20.40%
2019	1.40% to 1.40%	2,499	18.67 to 18.67	47	1.37%	22.02% to 22.02%
Fidelity Advisor® Equity Growth Fund — Class A
2023	1.35% to 1.70%	1,605	42.88 to 40.57	67	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	1,512	32.14 to 30.51	48	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	701	43.24 to 41.20	30	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	8,441	35.72 to 34.15	297	0.00%	41.49% to 40.99%
2019	1.35% to 1.70%	—	25.24 to 24.22	—	0.00%	31.88% to 31.41%
Fidelity Advisor® Leveraged Company Stock Fund — Class A
2023	1.35% to 1.70%	—	23.14 to 21.89	—	0.00%	24.12% to 23.68%
2022	1.35% to 1.70%	—	18.64 to 17.70	—	0.00%	(24.45)% to (24.72)%
2021	1.65% to 1.65%	1,282	23.68 to 23.68	30	0.12%	23.09% to 23.09%
2020	1.65% to 1.65%	1,542	19.23 to 19.23	30	0.00%	26.78% to 26.78%
2019	1.35% to 1.70%	—	15.72 to 15.08	—	0.00%	27.72% to 27.27%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2023	1.35% to 1.70%	—	25.76 to 24.37	—	0.00%	13.16% to 12.76%
2022	1.35% to 1.70%	—	22.76 to 21.61	—	0.00%	(16.17)% to (16.46)%
2021	1.35% to 1.70%	—	27.15 to 25.87	—	0.00%	23.23% to 22.80%
2020	1.35% to 1.70%	—	22.03 to 21.07	—	0.00%	16.74% to 16.33%
2019	1.35% to 1.70%	3,850	18.87 to 18.11	72	0.40%	21.65% to 21.22%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2023	1.35% to 1.70%	8,212	33.87 to 32.05	271	0.23%	34.12% to 33.65%
2022	1.65% to 1.65%	1,038	24.16 to 24.16	25	0.34%	(28.68)% to (28.68)%
2021	1.35% to 1.70%	1,864	35.30 to 33.64	64	0.00%	22.62% to 22.19%
2020	1.35% to 1.65%	2,903	28.79 to 27.71	82	0.01%	21.97% to 21.60%
2019	1.35% to 1.70%	7,975	23.60 to 22.65	186	0.13%	27.41% to 26.96%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2023	1.35% to 1.70%	20,671	15.88 to 15.02	317	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	22,597	14.25 to 13.53	312	4.08%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	24,197	16.39 to 15.61	385	0.83%	10.23% to 9.84%
2020	1.35% to 1.70%	28,108	14.87 to 14.22	407	3.66%	0.18% to -0.18%
2019	1.35% to 1.70%	29,348	14.84 to 14.24	425	3.10%	16.22% to 15.80%
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A
2023	1.35% to 1.70%	1,963	26.06 to 24.66	50	0.87%	11.37% to 10.98%
2022	1.35% to 1.70%	—	23.40 to 22.22	—	0.00%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	—	26.42 to 25.17	—	0.00%	23.77% to 23.34%
2020	1.35% to 1.70%	—	21.34 to 20.41	—	0.00%	3.97% to 3.60%
2019	1.35% to 1.70%	—	20.53 to 19.70	—	0.00%	24.34% to 23.90%
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2023	1.35% to 1.70%	9,034	12.65 to 11.97	111	3.06%	4.00% to 3.63%
2022	1.35% to 1.70%	27,358	12.16 to 11.55	325	2.26%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	30,904	14.10 to 13.44	427	1.77%	-2.70% to -3.04%
2020	1.35% to 1.70%	56,670	14.49 to 13.86	810	2.12%	6.39% to 6.02%
2019	1.35% to 1.70%	54,885	13.62 to 13.07	740	2.52%	6.60% to 6.23%
JPMorgan Investor Growth & Income Fund — Class A
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	14.28% to 13.88%
2022	1.35% to 1.70%	—	19.59 to 18.61	—	0.00%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	—	23.29 to 22.19	—	0.00%	12.43% to 12.03%
2020	1.35% to 1.70%	—	20.72 to 19.81	—	0.00%	15.33% to 14.92%
2019	1.35% to 1.70%	—	17.96 to 17.24	—	0.00%	18.98% to 18.55%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2023	1.35% to 1.70%	1,995	34.52 to 32.66	67	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	1,939	25.07 to 23.81	48	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.70%	—	38.34 to 36.53	—	0.00%	21.01% to 20.58%
2020	1.35% to 1.70%	2,446	31.68 to 30.30	76	0.23%	36.94% to 36.46%
2019	1.35% to 1.70%	—	23.13 to 22.20	—	0.00%	34.62% to 34.14%
Legg Mason Global Asset Management Trust
ClearBridge Value Trust — Class FI
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
2020	1.35% to 1.70%	—	18.90 to 18.07	—	0.00%	9.66% to 9.27%
2019	1.35% to 1.70%	26,608	17.23 to 16.54	454	0.24%	25.23% to 24.79%
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI
2023	1.35% to 1.70%	—	24.96 to 23.62	—	0.00%	22.12% to 21.69%
2022	1.35% to 1.70%	—	20.44 to 19.41	—	0.00%	(26.60)% to (26.86)%
2021	1.35% to 1.70%	1,704	27.85 to 26.53	47	0.00%	6.33% to 5.95%
2020	1.35% to 1.70%	—	26.19 to 25.04	—	0.00%	17.84% to 17.42%
2019	1.35% to 1.70%	—	22.22 to 21.33	—	0.00%	22.51% to 22.08%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	9.00% to 8.61%
2022	1.35% to 1.70%	—	20.55 to 19.51	—	0.87%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	1,329	23.10 to 22.01	30	1.22%	25.03% to 24.59%
2020	1.35% to 1.70%	15,047	18.48 to 17.67	274	2.13%	(2.60)% to (2.95)%
2019	1.35% to 1.70%	5,879	18.97 to 18.21	110	2.28%	23.55% to 23.11%
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2023	1.35% to 1.70%	4,647	17.52 to 16.58	80	2.43%	5.39% to 5.01%
2022	1.35% to 1.70%	—	16.63 to 15.79	—	2.36%	(13.89)% to (14.19)%
2021	1.35% to 1.70%	2,300	19.31 to 18.40	44	1.42%	1.84% to 1.48%
2020	1.35% to 1.70%	—	18.96 to 18.13	—	0.00%	6.11% to 5.73%
2019	1.35% to 1.70%	—	17.87 to 17.15	—	0.00%	11.81% to 11.41%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2023	1.35% to 1.70%	—	22.60 to 21.38	—	0.00%	13.94% to 13.54%
2022	1.35% to 1.70%	—	19.83 to 18.83	—	0.00%	(12.26)% to (12.57)%
2021	1.35% to 1.70%	—	22.60 to 21.54	—	0.00%	27.14% to 26.69%
2020	1.35% to 1.35%	2,798	17.78 to 17.78	50	1.34%	1.34% to 1.34%
2019	1.35% to 1.35%	2,700	17.54 to 17.54	47	0.74%	21.25% to 21.25%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Funds
PIMCO High Yield Fund — Class A
2023	1.35% to 1.70%	4,519	18.05 to 17.08	80	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	5,169	16.28 to 15.46	82	4.67%	(12.29)% to (12.60)%
2021	1.35% to 1.70%	8,684	18.57 to 17.69	158	4.16%	2.28% to 1.92%
2020	1.35% to 1.70%	5,824	18.15 to 17.36	104	4.50%	3.55% to 3.18%
2019	1.35% to 1.70%	15,302	17.53 to 16.82	265	4.77%	12.99% to 12.59%
PIMCO Long-Term U.S. Government Fund — Class A
2023	1.35% to 1.70%	18,647	13.73 to 12.99	250	1.31%	1.76% to 1.40%
2022	1.35% to 1.70%	—	13.49 to 12.81	—	1.02%	(30.18)% to (30.43)%
2021	1.35% to 1.70%	20,138	19.33 to 18.42	381	1.56%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	10,765	20.60 to 19.69	218	2.89%	15.90% to 15.49%
2019	1.35% to 1.70%	15,481	17.77 to 17.05	272	2.33%	11.52% to 11.12%
PIMCO Low Duration Fund — Class A
2023	1.35% to 1.70%	14,024	10.86 to 10.27	150	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	15,140	10.48 to 9.95	156	1.56%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	29,168	11.24 to 10.71	323	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	33,755	11.50 to 11.00	384	1.46%	1.72% to 1.36%
2019	1.35% to 1.70%	24,954	11.31 to 10.85	280	3.07%	2.77% to 2.40%
PIMCO Total Return Fund — Class A
2023	1.35% to 1.70%	26,760	13.09 to 12.39	340	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	34,512	12.53 to 11.90	421	4.08%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	24,327	14.83 to 14.13	352	1.91%	(2.51)% to (2.86)%
2020	1.35% to 1.70%	46,056	15.22 to 14.55	688	2.16%	7.04% to 6.66%
2019	1.35% to 1.70%	59,160	14.21 to 13.64	828	3.47%	6.44% to 6.06%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2023	1.65% to 1.65%	1,603	8.57 to 8.57	14	0.00%	49.79% to 49.79%
2022	1.65% to 1.65%	2,066	5.72 to 5.72	12	0.00%	(41.71)% to (41.71)%
2021 (5)	1.35% to 1.70%	4,664	9.81 to 9.81	46	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2023	1.35% to 1.70%	—	7.36 to 6.96	—	0.00%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	—	7.62 to 7.24	—	0.00%	22.83% to 22.39%
2021	1.35% to 1.70%	—	6.21 to 5.91	—	0.00%	25.51% to 25.07%
2020	1.35% to 1.70%	12,815	4.95 to 4.73	62	1.35%	9.67% to 9.28%
2019	1.35% to 1.70%	29,713	4.51 to 4.33	133	1.83%	14.94% to 14.53%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2023	1.35% to 1.70%	3,797	13.58 to 12.85	50	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	4,191	11.94 to 11.34	49	0.64%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	2,093	14.77 to 14.07	30	0.82%	11.88% to 11.49%
2020	1.35% to 1.70%	4,786	13.20 to 12.62	62	0.94%	9.43% to 9.04%
2019	1.35% to 1.70%	4,939	12.06 to 11.57	59	0.00%	24.15% to 23.71%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2023	1.65% to 1.65%	151	31.71 to 31.71	5	1.91%	16.57% to 16.57%
2022	1.65% to 1.65%	168	27.21 to 27.21	5	1.13%	(13.62)% to (13.62)%
2021	1.65% to 1.65%	199	31.50 to 31.50	6	0.27%	16.26% to 16.26%
2020	1.35% to 1.70%	4,727	28.15 to 26.92	132	1.09%	16.21% to 15.79%
2019	1.35% to 1.65%	2,179	24.22 to 23.38	53	1.25%	22.52% to 22.15%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2023	1.35% to 1.70%	3,676	24.71 to 23.38	88	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	3,133	22.91 to 21.75	70	1.92%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	1,270	24.08 to 22.95	30	1.22%	23.57% to 23.13%
2020	1.35% to 1.70%	9,152	19.49 to 18.64	177	2.05%	(0.32)% to (0.67)%
2019	1.35% to 1.35%	2,415	19.55 to 19.55	47	2.11%	24.47% to 24.47%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2023	1.35% to 1.70%	—	39.06 to 36.96	—	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	—	27.33 to 25.95	—	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	1,329	46.40 to 44.21	60	0.00%	18.09% to 17.67%
2020	1.35% to 1.65%	2,056	39.29 to 37.81	80	0.00%	34.70% to 34.29%
2019	1.35% to 1.35%	1,629	29.17 to 29.17	48	0.00%	28.68% to 28.68%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2023	1.35% to 1.70%	8,259	14.18 to 13.42	116	1.46%	9.54% to 9.15%
2022	1.35% to 1.40%	4,876	12.95 to 12.85	63	2.62%	(20.84)% to (20.88)%
2021	1.35% to 1.40%	4,675	16.35 to 16.24	76	0.00%	11.43% to 11.37%
2020	1.35% to 1.40%	7,123	14.68 to 14.58	104	3.04%	3.41% to 3.36%
2019	1.35% to 1.40%	8,946	14.19 to 14.11	127	2.11%	17.76% to 17.71%
AB Wealth Appreciation Strategy — Class A
2023	1.35% to 1.70%	2,809	18.15 to 17.17	50	1.10%	19.09% to 18.67%
2022	1.35% to 1.70%	—	15.24 to 14.47	—	0.00%	(19.78)% to (20.06)%
2021	1.35% to 1.70%	—	18.99 to 18.10	—	0.00%	18.74% to 18.32%
2020	1.35% to 1.70%	—	15.99 to 15.29	—	0.00%	11.27% to 10.88%
2019	1.35% to 1.70%	—	14.37 to 13.79	—	0.00%	23.44% to 23.00%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2023	1.35% to 1.40%	3,723	19.77 to 19.61	74	5.35%	15.36% to 15.30%
2022	1.35% to 1.40%	4,061	17.13 to 17.01	70	3.38%	0.44% to 0.39%
2021 (6)	1.35% to 1.40%	4,763	17.06 to 16.95	81	1.54%	20.56% to 20.50%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2023	1.35% to 1.70%	—	13.64 to 12.90	—	0.00%	14.21% to 13.81%
2022	1.35% to 1.70%	—	11.94 to 11.34	—	0.00%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	—	14.58 to 13.90	—	0.00%	5.81% to 5.44%
2020	1.35% to 1.70%	5,634	13.78 to 13.18	77	0.32%	20.91% to 20.48%
2019	1.35% to 1.70%	—	11.40 to 10.94	—	0.00%	26.72% to 26.27%
Thornburg Small/Mid Cap Growth Fund — Class A
2023	1.35% to 1.70%	—	21.65 to 20.48	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	—	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	1,088	28.28 to 26.94	30	0.00%	(5.62)% to (5.95)%
2020	1.35% to 1.70%	—	29.96 to 28.65	—	0.00%	39.73% to 39.24%
2019	1.35% to 1.70%	—	21.44 to 20.57	—	0.00%	27.17% to 26.72%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2023	1.65% to 1.65%	1,205	7.96 to 7.96	10	1.62%	8.52% to 8.52%
2022	1.65% to 1.65%	1,245	7.34 to 7.34	9	1.83%	(20.63)% to (20.63)%
2021	1.65% to 1.65%	1,362	9.24 to 9.24	13	1.44%	8.08% to 8.08%
2020	1.35% to 1.70%	8,542	8.89 to 8.50	74	2.43%	7.87% to 7.49%
2019	1.35% to 1.70%	9,907	8.24 to 7.91	80	2.50%	19.91% to 19.49%
Virtus NFJ Large-Cap Value Fund — Class A
2023	1.35% to 1.70%	—	20.83 to 19.70	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.05	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	13,915	21.37 to 20.37	292	0.61%	24.49% to 24.05%
2020	1.35% to 1.70%	16,259	17.17 to 16.42	275	0.30%	0.56% to 0.20%
2019	1.35% to 1.70%	—	17.07 to 16.38	—	0.00%	22.92% to 22.48%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2023

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.